Stock Compensation Plans - Additional Information (Detail) - shares	1 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2016	Dec. 31, 2019
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)				1,500,000
Shares remaining available for issuance (in shares)				1,552,694
Shares subject to outstanding awards (in shares)				928,326
Shares remaining available for future awards (in shares)				1,461,768
Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years				3 years
Target payout percentage, cash				50.00%
Target payout percentage, stock				50.00%
2008-2010 Cycle (Cycle VIII) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target dollar value of the award converted to a number of notional shares				50.00%
2010-2012 Cycle [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, shares (in shares)		25,394	46,091
2014-2016 Cycle [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, shares (in shares)	14,579
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years				3 years
Each twelve-month period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				25.00%
Full three-year period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				25.00%